PREFERRED ADVISOR
              INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
               DEFERRED VARIABLE ANNUITY CONTRACT
                            ISSUED BY
                      KMA Variable Account
                               OF
                 KEYPORT LIFE INSURANCE COMPANY
                  SUPPLEMENT DATED May 5, 1999
                               TO
                  PROSPECTUS DATED MAY 3, 1999

-----------------------------------------------------------------

This supplement contains information about the Stein Roe Special
Venture Sub-Account.

Effective May 5, 1999, Stein Roe Special Venture Fund, Variable
Series changed its name to Stein Roe Small Company Growth Fund,
Variable Series.


-----------------------------------------------------------------
                     Client Service Hotline
                     800-367-3653 (press 3)

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


PA.SUP                                                     5/99